599 Lexington Avenue
New York, NY 10022-6069

+1.212.848.4000

VIA EDGAR

April 2, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attn: Mark Cowan

Victory Portfolios II — File Nos.: 333-181176 and 811-22696

Dear Mr. Cowan:

On behalf of the Victory Market Neutral Income Fund (the “Fund”), a series of Victory Portfolios II (the “Trust” or the “Registrant”), we transmit for filing under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, a Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Registrant is filing the Amendment to register a new class of shares of the Fund, called the “Member Class.”  Member Class shares are the same in all material respects as the Fund Shares class of the series portfolios of USAA Mutual Funds Trust (“USAA”), which is part of the Victory Funds complex.  Among other things, Member Class shares have distinct purchase eligibility requirements, which are the same as the USAA Fund Shares class.  The basic expense structure of the Member Class shares and the USAA Fund Shares class are similar (differing only with respect to “other expenses”).  The Registrant expects that Member Class shares will feature free-exchange privileges with respect to other Member Class shares and USAA Fund Shares class offered by other funds in the Victory Funds complex.

USAA (File Nos.: 33-65572 and 811-7852) has filed multiple post-effective amendments to its registration statement on Form N-1A pursuant to Rule 485(a) that included certain funds’ Fund Shares class, including recently on October 1, 2019, available at https://www.sec.gov/Archives/edgar/data/908695/000168386319002466/f1916d2.htm.  This post-effective amendment contains disclosures about the features of the Fund Shares class that are substantially similar to the disclosures in the Amendment concerning the Member Class shares.

In accordance with the guidance provided by Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”), we hereby request selective review of the Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A filed on October 25, 2019.  We believe the selective review would serve to expedite the review process for the Fund as well as use the SEC staff’s time more efficiently.  Pursuant to the requirements of IC-13768, the Registrant will file a copy of this letter with the Amendment.

If you have any questions concerning the filing, please call me at 212-848-4100.

SHEARMAN.COM

Shearman & Sterling LLP is a limited liability partnership organized in the United States under the laws of the state of Delaware, which laws limit the personal liability of partners.

Very truly yours,

/s/ Jay G. Baris

cc:

Leigh A. Wilson, Chairman

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Colin Kinney, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc.

Nathan J. Greene, Shearman & Sterling LLP

Matthew J. Kutner, Shearman & Sterling LLP